Pension and OPEB Plans (Narrative) (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) ITEM	Dec. 31, 2023 USD ($) ITEM item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Percent of service assigned to entity	100.00%
Number of OPEB plans | ITEM	2	2
Net regulatory asset		$ (1,444)	$ (1,512)
Net actuarial gain (loss)		$ 63
Rolling period		4 years
Percentage of gains and losses		25.00%
Second pool representation of total investments, percentage		25.00%
Thrift Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions		$ 29	26	$ 24
Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	5.78%
Discount rate	4.76%
Number of corporate bonds | item		1,193
Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	6.29%
Discount rate	4.97%
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions	$ 71	$ 5	$ 6
Additional cash contributions	20
Additional cash contributions, next five years	532
Expected return on plan assets		6.04%	4.70%	4.35%
Discount rate		4.94%	2.75%	2.40%
Weighted-average interest crediting rate assumption for Cash Balance Formula		3.00%
Net actuarial gain (loss)		$ (63)	$ 662
Expected funding, 2024		91
Expected funding, 2024 to 2028		549
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contributions	17	$ 24	$ 35
Additional cash contributions	6
Additional cash contributions, next five years	$ 125
Expected return on plan assets	6.72%	6.94%	5.61%	5.24%
Discount rate	4.99%	5.19%	2.91%	2.58%
Net actuarial gain (loss)		$ 2	$ 190
Number of corporate bonds | item		509
Expected funding, 2024		$ 23
Expected funding, 2024 to 2028		135
Pension And OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net regulatory asset		$ 291	$ 346
Oncor Cash Balance Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		100.00%
Percentage of employee's contribution matched 100% by employer		6.00%
Oncor Traditional Retirement Plan Formula Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of employee's contribution match by employer		75.00%
Percentage of employee's contribution matched 100% by employer		6.00%